Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Major Related Party and Relationship

The table below sets forth the major related party and the relationship with the Group as of December 31, 2019:

Company Name	Relationship with the Group
Quan Venture Fund I, L.P.	Significantly influenced by Samantha Du, founder, chairman and CEO of the Company

MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) Translational Medicine Co., Ltd)	Significant influence held by Samantha Du’s immediate family